Employee Benefit Plans Textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Multiemployer Plans, Withdrawal Obligation	$ 5,500		$ 720
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected 2014 amortization of pension prior service costs	insignificant
Effect of one percentage point increase on accumulated postretirement benefit obligation	$ 103
Effect of one percentage point decrease on accumulated postretirement benefit obligation	$ (95)
Other Postretirement Benefit Plan [Member] | Minimum
Defined Benefit Plan Disclosure [Line Items]
Medical postretirement plans, qualifying retirement age range	62 years
Other Postretirement Benefit Plan [Member] | Maximum
Defined Benefit Plan Disclosure [Line Items]
Medical postretirement plans, qualifying retirement age range	65 years
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)	$ 200
Expected 2014 amortization of actuarial loss	1,832
Projected benefit obligation, pension plans with accumulated benefit obligations in excess of plan assets	62,953	$ 66,341
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	62,302	65,657
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	$ 46,096	$ 49,598
Pension Plans | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Company's Pension Plan Asset Allocation, Description	Entirely
Company's Pension Plan Asset Allocation, Description	entirely
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Pension Plans | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Fixed Income Securities Allocations	96.00%	75.00%
Pension Plans | US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Fixed Income Securities Allocations		17.00%
Pension Plans | Agency Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Fixed Income Securities Allocations	2.00%	4.00%
Pension Plans | Other fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Fixed Income Securities Allocations	2.00%	4.00%
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, allowable matching percentage based on terms of the plan	100.00%
Employer matching contribution, percent	6.00%
Defined Contribution Plan, Cost Recognized	$ 3,386	$ 3,296	$ 3,818